Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands	3 Months Ended		9 Months Ended			12 Months Ended		9 Months Ended			12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended				12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010 Issuers [Member] FMC Finance III [Member]	Dec. 31, 2009 Issuers [Member] FMC Finance III [Member]	Dec. 31, 2010 Issuers [Member] FMC Finance III [Member]	Sep. 30, 2011 Issuers [Member] FMC US Finance [Member]	Sep. 30, 2011 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Sep. 30, 2010 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Dec. 31, 2009 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Sep. 30, 2011 Guarantors [Member] D GmbH [Member]	Sep. 30, 2010 Guarantors [Member] D GmbH [Member]	Dec. 31, 2009 Guarantors [Member] D GmbH [Member]	Sep. 30, 2011 Guarantors [Member] FMCH [Member]	Sep. 30, 2010 Guarantors [Member] FMCH [Member]	Sep. 30, 2011 Non Guarantor Subsidiaries [Member]	Sep. 30, 2010 Non Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non Guarantor Subsidiaries [Member]	Sep. 30, 2011 Combining Adjustment [Member]	Sep. 30, 2010 Combining Adjustment [Member]	Dec. 31, 2009 Combining Adjustment [Member]
Operating Activities:
Net Income	$ 302,864	$ 269,979	$ 838,063	$ 769,471	$ 378			$ 2,294	$ 760,717	$ 707,173		$ 6,953	$ 440		$ 474,094	$ 441,133	$ 698,718	$ 639,259		$ (1,104,713)	$ (1,018,912)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions									(567,257)	(470,783)					(525,845)	(474,925)				1,093,102	945,708
Depreciation and amortization			413,695	369,324					767	1,079		35,261	28,965		5,769	666	381,993	355,318		(10,095)	(16,704)
Change in deferred taxes, net			29,721	16,346					17,442	(7,279)		1,030	1,202				19,224	24,775		(7,975)	(2,352)
(Gain) loss on sale of fixed assets and investments			(1,269)	(4,864)						(6)		(85)	(59)				(1,184)	(4,799)
Loss (gain) on investments									1,837	(224)			27				1	224		(1,838)	(27)
Stock Option Compensation Expense			21,667	20,385					21,667	20,385
Cash outflow from hedging			(58,718)	0													(58,718)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(227,190)	(208,753)								(23,343)	(4,850)				(203,847)	(203,903)
Inventories, net			(105,445)	(20,812)								(34,469)	(2,844)				(99,130)	(27,703)		28,154	9,735
Prepaid expenses, other current and non-current assets			(65,597)	(56,587)				0	(89,177)	4,493		(17,825)	(14,455)		28,054	14,711	12,944	(60,753)		407	(583)
Accounts receivable from/payable to related parties			(17,978)	(16,876)	8,657			(7,112)	(787,966)	250,006		(67,574)	27,929		44,846	27,035	808,465	(417,172)		(8,637)	86,669
Accounts payable, accrued expenses and other current and non-current liabilities			96,629	155,058	(8,615)			10,555	(32,968)	2,906		63,173	43,101		(563)	(345)	58,532	112,523		(2,100)	5,488
Income tax payable			26,122	4,442	(7)			1,345	27,322	23,381					(33,718)	(21,970)	33,062	(5,343)		(1,889)	8,381
Net cash provided by (used in) operating activities			949,700	1,027,134	413			7,082	(647,616)	531,131		(36,879)	79,456		(7,363)	(13,695)	1,650,060	412,426		(15,584)	17,403
Investing Activities:
Purchases of property, plant and equipment			(396,606)	(350,018)					(135)	(280)		(36,243)	(22,580)				(375,812)	(345,168)		15,584	18,010
Proceeds from sale of property, plant and equipment			16,496	10,552						15		582	705				15,914	9,832
Disbursements of loans to related parties			0	0					924,665	234,386		151	133		(1,107,710)	322,854		(324,332)		182,894	(233,041)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,171,293)	(378,048)					(25,187)	(135,952)		(3,922)	(2,287)				(1,916,355)	(245,514)		774,171	5,705
Proceeds from divestitures			0	8,494														8,494
Net cash (used in) provided by investing activities			(1,551,403)	(709,020)					899,343	98,169		(39,432)	(24,029)		(1,107,710)	322,854	(2,276,253)	(896,688)		972,649	(209,326)
Financing Activities:
Short-term borrowings, net			94,199	10,091					80,567	0		76,274	(55,604)		(299)		(62,343)	65,695
Long-term debt and capital lease obligations, net			1,802,851	(135,804)				(64,560)	(164,933)	(145,228)					426,982	(309,159)	1,788,256	85,542		(182,894)	233,041
Redemption of Trust Preferred Securities			(653,760)	0													(653,760)
Increase (decrease) of accounts receivable securitization program			(510,000)	281,000													(510,000)	281,000
Proceeds from exercise of stock options			68,560	93,092					58,995	82,267							9,565	10,825
Payment of dividends [N]			(280,649)	(231,967)	(495)				(280,649)	(231,967)							22	(8,613)		(22)	9,108
Capital (decrease) increase			0	0				57,500							688,390		28,281	5,705		(774,171)	(5,705)
Distributions to noncontrolling interests			(95,094)	(87,037)													(95,094)	(87,037)
Contributions from noncontrolling interests			18,193	19,205													18,193	19,205
Net cash (used in) provided by financing activities			444,300	(51,420)	(495)			(7,060)	(306,020)	(294,928)		76,274	(55,604)		1,115,073	(309,159)	523,120	372,322		(957,087)	236,444
Effect of exchange rate changes on cash and cash equivalents			30,478	3,789					(92,512)	(95,004)		3	(17)				122,965	98,775		22	35
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(126,925)	270,483	(82)	108		22	(146,805)	239,368	24	(34)	(194)	194			19,892	(13,165)	300,899		44,556	0
Cash and cash equivalents at beginning of period			522,870	301,225			123		147,177			225			0		342,401			32,944
Cash and cash equivalents at end of period	$ 395,945	$ 571,708	$ 395,945	$ 571,708	$ 26		$ 123	$ 22	$ 372	$ 239,392		$ 191	$ 0				$ 395,360	$ 287,734			$ 44,556